Cover	Aug. 03, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 03, 2021
Entity Registrant Name	NOBLE CORPORATION
Entity Central Index Key	0001458891
Amendment Flag	false
Entity Incorporation, State or Country Code	E9
Entity File Number	001-36211
Entity Tax Identification Number	98-1575532
Entity Address, Address Line One	13135 Dairy Ashford,
Entity Address, Address Line Two	Suite 800,
Entity Address, City or Town	Sugar Land,
Entity Address, Country	TX
Entity Address, Postal Zip Code	77478
City Area Code	281
Local Phone Number	276-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Ordinary Shares, par value $0.00001 per share
Trading Symbol	NE
Security Exchange Name	NYSE